Goodwill - Schedule of reasonable possible changes (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Bioscience
Disclosure of information for cash-generating units [line items]
Reasonably possible change in perpetual growth rate (as a percent)	0.50%	0.50%
Reasonably possible change in pre-tax discount rate (as a percent)	0.50%	0.50%
Diagnostic
Disclosure of information for cash-generating units [line items]
Reasonably possible change in perpetual growth rate (as a percent)	0.50%
Reasonably possible change in pre-tax discount rate (as a percent)	0.50%
Reasonably possible change in EBITDA margin multiple (as a percent)		2.50%
Hospital
Disclosure of information for cash-generating units [line items]
Reasonably possible change in perpetual growth rate (as a percent)	1.00%	0.50%
Reasonably possible change in pre-tax discount rate (as a percent)	1.00%	0.50%